Cover	Jun. 01, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 1, 2026, Titan Acquisition Corp (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission. The purpose of this amendment to Form 8-K is to replace and refile the Non-Competition Agreement previously filed as Exhibit 10.4 to the Original Form 8-K. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Jun. 01, 2026
Entity File Number	001-42590
Entity Registrant Name	Titan Acquisition Corp
Entity Central Index Key	0002009183
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	131 Concord Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	(347)
Local Phone Number	720-2907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	TACHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TACH
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TACHW
Security Exchange Name	NASDAQ